Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	$ 48,250	$ 41,775
Cash collateral	25,368	21,907
Value added tax	24,416	17,870
Other receivables	11,127	17,455
Total prepaid expenses and other current assets	$ 109,161	$ 99,007